Noncontrolling Interest - Changes in ownership of New Common Units in Inspirato LLC (Details) - shares	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Noncontrolling Interest
Common units outstanding	0	0	1,149,000
Issuance of Class A shares upon conversion of Class V shares (in shares)		8,421,190
Inspirato Incorporated
Noncontrolling Interest
Percentage ownership, end of period	47.00%	47.00%
Inspirato Incorporated | Inspirato LLC
Noncontrolling Interest
Common units outstanding	55,253,000	55,253,000
Recapitalization	46,832,000
Issuance of Class A shares upon conversion of Class V shares (in shares)	8,421,000
Percentage ownership, end of period	47.00%	47.00%
Legacy Inspirato Holders | Inspirato LLC
Noncontrolling Interest
Common units outstanding	70,000,000	70,000,000
Percentage ownership, end of period	58.80%	58.80%
Inspirato LLC
Noncontrolling Interest
Common units outstanding	116,613,000	116,613,000
Recapitalization	116,613,000
Continuing Inspirato Members | Inspirato LLC
Noncontrolling Interest
Common units outstanding	59,653,000	59,653,000
Recapitalization	66,945,000
Vesting of Profits Interests	1,129,000
Issuance of Class A shares upon conversion of Class V shares (in shares)	(8,421,000)
Unvested Continuing Inspirato Members [Member] | Inspirato LLC
Noncontrolling Interest
Common units outstanding	1,707,000	1,707,000
Recapitalization	2,836,000
Vesting of Profits Interests	(1,129,000)